Related Party Transactions - Additional Information (Details) $ in Thousands		12 Months Ended
	Mar. 08, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2025 vessel	Dec. 31, 2025 floating_storage_unit	Dec. 31, 2025 lease	Dec. 31, 2018	Sep. 30, 2018
Related Party Transaction [Line Items]
Number of vessels			15		16		2
Operating Costs and Expenses		$ 222,640	$ 230,896	$ 232,660
Restructuring charges		21,927	0	0
Due to affiliates, current		752	6,721
Proceeds from Issuance of Common Stock	$ 215,500
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from Affiliates, Current		24,087	19,679
Due to affiliates, current		800	6,700
Affiliated Entity [Member] | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer		84,100	80,300	78,800
Bahrain Spirit
Related Party Transaction [Line Items]
Number of vessels | floating_storage_unit						1
Term of charter contract (in years)								21 years	21 years
Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel					0
Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel					6
Bahrain LNG Joint Venture | Affiliated Entity [Member] | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer		$ 17,200	$ 20,800	$ 10,500
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel			9		10
LNG Carriers [Member] | Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel					6
LNG Carriers [Member] | Yamal LNG Joint Venture | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel					6